Loans (Tables)	12 Months Ended
Dec. 31, 2014
Loans [Abstract]
Loans segregated by class of loans
The following table presents the composition of loans, segregated by class of loans, as of December 31:

	2014	2013

Commercial and Agricultural
Commercial	$50,960,265	$48,107,448
Agricultural	16,689,444	10,665,938

Real Estate
Commercial Construction	51,258,970	52,738,783
Residential Construction	11,220,683	6,549,260
Commercial	332,230,847	341,783,538
Residential	203,752,620	206,257,927
Farmland	49,950,984	47,034,426

Consumer and Other
Consumer	22,820,314	25,675,560
Other	7,209,682	12,405,582

Total Loans	$746,093,809	$751,218,462

Loan portfolio by credit quality indicator (risk grade)
The following tables present the loan portfolio by credit quality indicator (risk grade) as of December 31. Those loans with a risk grade of 1, 2, 3 or 4 have been combined in the pass column for presentation purposes.

2014	Pass	Special Mention	Substandard	Total Loans

Commercial and Agricultural
Commercial	$46,230,110	$2,905,361	$1,824,794	$50,960,265
Agricultural	16,504,404	27,101	157,939	16,689,444

Real Estate
Commercial Construction	45,063,306	1,740,488	4,455,176	51,258,970
Residential Construction	11,220,683	-	-	11,220,683
Commercial	309,828,039	11,220,166	11,182,642	332,230,847
Residential	180,549,640	10,582,704	12,620,276	203,752,620
Farmland	47,548,106	414,521	1,988,357	49,950,984

Consumer and Other
Consumer	22,114,932	248,997	456,385	22,820,314
Other	7,012,405	-	197,277	7,209,682

Total Loans	$686,071,625	$27,139,338	$32,882,846	$746,093,809

2013

Commercial and Agricultural
Commercial	$41,759,281	$2,770,284	$3,577,883	$48,107,448
Agricultural	10,637,705	16,830	11,403	10,665,938

Real Estate
Commercial Construction	42,668,320	1,512,301	8,558,162	52,738,783
Residential Construction	6,341,530	207,730	-	6,549,260
Commercial	317,567,749	10,759,954	13,455,835	341,783,538
Residential	182,977,361	13,523,478	9,757,088	206,257,927
Farmland	44,776,355	507,122	1,750,949	47,034,426

Consumer and Other
Consumer	24,608,175	320,473	746,912	25,675,560
Other	12,356,116	711	48,755	12,405,582

Total Loans	$683,692,592	$29,618,883	$37,906,987	$751,218,462

Age analysis of past due loans and nonaccrual loans, segregated by class of loans
The following table represents an age analysis of past due loans and nonaccrual loans, segregated by class of loans, as of December 31:

	Accruing Loans
2014	30-89 Days Past Due	90 Days or More Past Due	Total Accruing Loans Past Due	Nonaccrual Loans	Current Loans	Total Loans

Commercial and Agricultural
Commercial	$872,321	$-	$872,321	$405,398	$49,682,546	$50,960,265
Agricultural	-	-	-	44,605	16,644,839	$16,689,444

Real Estate
Commercial Construction	141,850	-	141,850	3,251,290	47,865,830	$51,258,970
Residential Construction	-	-	-	-	11,220,683	$11,220,683
Commercial	2,309,114	-	2,309,114	5,325,047	324,596,686	$332,230,847
Residential	5,782,701	-	5,782,701	7,461,507	190,508,412	$203,752,620
Farmland	281,967	-	281,967	1,449,226	48,219,791	$49,950,984

Consumer and Other
Consumer	313,424	6,642	320,066	201,695	22,298,553	$22,820,314
Other	-	-	-	195,497	7,014,185	$7,209,682

Total Loans	$9,701,377	$6,642	$9,708,019	$18,334,265	$718,051,525	$746,093,809

2013

Commercial and Agricultural
Commercial	$581,281	$-	$581,281	$1,646,418	$45,879,749	$48,107,448
Agricultural	81,036	-	81,036	-	10,584,902	10,665,938

Real Estate
Commercial Construction	139,826	-	139,826	8,221,745	44,377,212	52,738,783
Residential Construction	-	-	-	-	6,549,260	6,549,260
Commercial	2,287,341	-	2,287,341	7,366,703	332,129,494	341,783,538
Residential	5,273,586	-	5,273,586	4,933,420	196,050,921	206,257,927
Farmland	350,718	-	350,718	1,629,611	45,054,097	47,034,426

Consumer and Other
Consumer	453,580	3,991	457,571	307,456	24,910,533	25,675,560
Other	198,451	-	198,451	9,146	12,197,985	12,405,582

Total Loans	$9,365,819	$3,991	$9,369,810	$24,114,499	$717,734,153	$751,218,462

Impaired loan data
The following table details impaired loan data as of December 31, 2014:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$310,447	$308,817	$-	$679,267	$9,248	$17,973
Agricultural	50,163	44,605	-	50,959	(6,029)	3,000
Commercial Construction	9,573,141	3,463,502	-	3,376,033	13,111	12,833
Commercial Real Estate	17,129,876	16,227,379	-	18,350,015	462,355	474,936
Residential Real Estate	9,136,987	7,600,073	-	5,690,573	312,024	306,859
Farmland	1,450,759	1,449,226	-	949,003	(8,518)	17,273
Consumer	201,695	201,695	-	211,775	14,455	15,495
Other	206,894	195,497	-	197,519	5,874	10,677

	38,059,962	29,490,794	-	29,505,144	802,520	859,046

With An Allowance Recorded
Commercial	96,580	96,580	96,580	419,464	(299)	-
Agricultural	-	-	-	-	-	-
Commercial Construction	207,308	136,369	53,947	1,528,817	375	375
Commercial Real Estate	6,135,238	6,135,238	456,941	6,415,086	60,629	50,468
Residential Real Estate	2,072,919	2,065,158	414,684	1,829,102	84,177	86,472
Farmland	396,048	396,048	28,962	529,555	13,077	12,210
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	8,908,093	8,829,393	1,051,114	10,722,024	157,959	149,525

Total
Commercial	407,027	405,397	96,580	1,098,731	8,949	17,973
Agricultural	50,163	44,605	-	50,959	(6,029)	3,000
Commercial Construction	9,780,449	3,599,871	53,947	4,904,850	13,486	13,208
Commercial Real Estate	23,265,114	22,362,617	456,941	24,765,101	522,984	525,404
Residential Real Estate	11,209,906	9,665,231	414,684	7,519,675	396,201	393,331
Farmland	1,846,807	1,845,274	28,962	1,478,558	4,559	29,483
Consumer	201,695	201,695	-	211,775	14,455	15,495
Other	206,894	195,497	-	197,519	5,874	10,677

	$46,968,055	$38,320,187	$1,051,114	$40,227,168	$960,479	$1,008,571

The following table details impaired loan data as of December 31, 2013:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$305,272	$305,272	$-	$216,057	$24,494	$25,193
Agricultural	-	-	-	9,803	-	-
Commercial Construction	7,856,411	4,750,157	-	4,105,370	34,908	41,164
Commercial Real Estate	20,120,403	19,252,946	-	13,198,988	493,940	503,392
Residential Real Estate	7,836,718	6,361,592	-	4,564,666	224,439	209,330
Farmland	302,629	302,629	-	1,858,654	803	869
Consumer	313,194	307,456	-	252,944	18,469	21,109
Other	9,146	9,146	-	2,287	556	575

	36,743,773	31,289,198	-	24,208,769	797,609	801,632

With An Allowance Recorded
Commercial	1,452,798	1,452,798	433,714	1,689,125	14,845	20,748
Agricultural	-	-	-	-	-	-
Commercial Construction	5,922,674	3,471,587	830,546	5,025,176	(159)	-
Commercial Real Estate	5,874,473	5,874,473	423,685	11,072,314	157,536	148,495
Residential Real Estate	1,949,301	1,849,301	526,005	3,661,706	25,739	24,414
Farmland	1,326,982	1,326,982	85,500	663,903	44,638	46,930
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	16,526,228	13,975,141	2,299,450	22,112,224	242,599	240,587

Total
Commercial	1,758,070	1,758,070	433,714	1,905,182	39,339	45,941
Agricultural	-	-	-	9,803	-	-
Commercial Construction	13,779,085	8,221,744	830,546	9,130,546	34,749	41,164
Commercial Real Estate	25,994,876	25,127,419	423,685	24,271,302	651,476	651,887
Residential Real Estate	9,786,019	8,210,893	526,005	8,226,372	250,178	233,744
Farmland	1,629,611	1,629,611	85,500	2,522,557	45,441	47,799
Consumer	313,194	307,456	-	252,944	18,469	21,109
Other	9,146	9,146	-	2,287	556	575

	$53,270,001	$45,264,339	$2,299,450	$46,320,993	$1,040,208	$1,042,219

Loans modified in troubled debt restructuring
Troubled Debt Restructurings

2014	# of Contracts	Pre-Modification	Post-Modification

Farmland	1	$400,778	$400,778
Commercial Construction	1	349,976	349,976
Commercial Real Estate	1	1,771,395	1,775,407
Residential Real Estate	1	49,194	49,194

Total Loans	4	$2,571,343	$2,575,355

2013

Commercial	1	$83,748	$81,277
Commercial Construction	2	228,633	225,959
Commercial Real Estate	1	225,852	225,852
Residential Real Estate	4	1,885,700	1,764,399

Total Loans	8	$2,423,933	$2,297,487

2012

Commercial	1	$107,749	$107,749
Commercial Real Estate	1	56,835	56,835
Residential Real Estate	5	1,082,585	1,079,614

Total Loans	7	$1,247,169	$1,244,198

Troubled debt restructurings that subsequently defaulted as of December 31 are as follows:

	2014		2013		2012
	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment	# of Contracts	Recorded Investment

Commercial	-	$-	1	$81,277	-	$-
Commercial Real Estate	-	-	-	-	1	203,291
Residential Real Estate	-	-	-	-	1	10,000

Total Loans	-	$-	1	$81,277	2	$213,291